Other non-current liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other non-current liabilities [abstract]
Finance lease payables (a)	¥ 1,600,106	¥ 1,088,846
Government grants - Environmental subsidies (b)	1,245,810	1,122,406
Government grants - Other government grants	179,226	174,216
Other deferred income	1,825,614	379,615
Others	969,052	870,597
Subtotal	5,819,808	3,635,680
Current portion of finance lease payables	(470,985)	(568,645)
Current portion of other non-current liabilities	(64,361)	(247,537)
Subtotal	(535,346)	(816,182)
Total	¥ 5,284,462	¥ 2,819,498